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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21593

Kayne Anderson MLP Investment Company
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O'Neil
KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kayne Anderson MLP Investment Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy, Chairman and Chief Executive Officer

Date	August 3, 2016

* Print the name and title of each signing officer under his or her signature.

Kayne Anderson MLP Investment Company
Proxy Voting Record
July 1, 2015 - June 30, 2016

Issuer	Symbol	CUSIP	Meeting Date		Matter:	Proposed by (I)ssuer or (S)hareholder	Vote Cast?	How Voted	For/ Against Mgmt

QEP MIDSTREAM PARTNERS, LP	QEPM	74735R115	07/21/15	1	TO CONSIDER:	I	YES	FOR	FOR

AND VOTE UPON THE APPROVAL OF THE AGREEMENT AND PLAN OF MERGER DATED AS OF APRIL 6, 2015, BY AND AMONG TESORO LOGISTICS LP, TLLP MERGER SUB, QEP MIDSTREAM PARTNERS, LP, ET. AL., AS IT MAY BE AMENDED FROM TIME TO TIME, AND THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

				2	TO TRANSACT:	I	YES	FOR	FOR
SUCH OTHER BUSINESS AS MAY PROPERLY BE PRESENTED AT THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT OF THE MEETING.

CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	07/23/15	1	DIRECTOR:	I
					D. CHRISTACOPOULOS		YES	FOR	FOR
					ABEL RASTERHOFF		YES	FOR	FOR

				2	PROPOSAL:	I	YES	FOR	FOR
TO RATIFY THE APPOINTMENT OF DELOITTE HADJIPAVLOU, SOFIANOS & CAMBANIS S.A. AS AUDITORS OF CAPITAL PRODUCT PARTNERS L.P.

KNOT OFFSHORE PARTNERS LP	KNOP	Y48125101	08/12/15	1	TO ELECT:	I	YES	FOR	FOR
ANDREW BEVERIDGE AS A CLASS II DIRECTOR OF KNOT OFFSHORE PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2019 ANNUAL MEETING OF LIMITED PARTNERS.

				2	IF THE UNITS BEING VOTED:	I	YES	NO

ARE HELD BY A PERSON THAT IS A RESIDENT OF NORWAY FOR PURPOSES OF THE TAX ACT ON INCOME AND WEALTH, PLEASE SELECT "YES." IF THE UNITS BEING VOTED ARE NOT HELD BY A PERSON THAT IS A RESIDENT OF NORWAY FOR PURPOSES OF THE TAX ACT ON INCOME AND WEALTH, PLEASE SELECT "NO." MARK "FOR" = YES OR "AGAINST" = NO.

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	09/23/15	1	TO ELECT:	I	YES	FOR	FOR
ANDREW J.D. WHALLEY AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF LIMITED PARTNERS.

				2	TO ELECT:	I	YES	FOR	FOR
PAUL LEAND AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF LIMITED PARTNERS.

CRESTWOOD MIDSTREAM PARTNERS LP	CMLP	226378107	09/30/15	1	TO APPROVE:	I	NO	ABSTAIN	ABSTAIN
THE MERGER AGREEMENT.

				2	APPROVAL OF:	I	NO	ABSTAIN	ABSTAIN
A PROPOSAL TO ADJOURN THE SPECIAL MEETING IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.

HOEGH LNG PARTNERS LP	HMLP	Y3262R100	10/09/15	1	TO ELECT:	I	YES	FOR	FOR
ANDREW JAMIESON AS A CLASS I DIRECTOR OF HOEGH LNG PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2019 ANNUAL MEETING OF LIMITED PARTNERS.

DYNAGAS LNG PARTNRS LP	DLNG	Y2188B108	11/20/15	1	TO ELECT:	I	YES	FOR	FOR
EVANGELOS VLAHOULIS AS A CLASS I DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2018 ANNUAL MEETING OF LIMITED PARTNERS

				2	TO APPROVE:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015

MARKWEST ENERGY PARTNERS LP	MWE	570759100	12/01/15	1	PROPOSAL:	I	YES	FOR	FOR

TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 11, 2015, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME, BY AND AMONG MPLX LP, MPLX GP LLC, MARATHON PETROLEUM CORPORATION, SAPPHIRE HOLDCO LLC AND MARKWEST ENERGY PARTNERS, L.P., AND THE TRANSACTIONS CONTEMPLATED THEREBY.

				2	PROPOSAL:	I	YES	FOR	FOR

TO APPROVE, ON AN ADVISORY, NON-BINDING BASIS, THE MERGER-RELATED COMPENSATION PAYMENTS THAT MAY BECOME PAYABLE TO MARKWEST ENERGY PARTNERS, L.P.'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

				3	PROPOSAL:	I	YES	FOR	FOR
TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE PROPOSAL 1 AT THE TIME OF THE SPECIAL MEETING.

SUNOCO LOGISTICS PARTNERS L.P.	SXL	86764L108	12/01/15	1	APPROVAL:	I	YES	FOR	FOR

OF THE SUNOCO PARTNERS LLC LONG-TERM INCENTIVE PLAN, AS PROPOSED TO BE AMENDED AND RESTATED, WHICH, AMONG OTHER THINGS, PROVIDES FOR AN INCREASE IN THE MAXIMUM NUMBER OF COMMON UNITS RESERVED AND AVAILABLE FOR DELIVERY WITH RESPECT TO AWARDS UNDER THE SUNOCO PARTNERS LLC LONG-TERM INCENTIVE PLAN, AS AMENDED AND .. (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

				2	APPROVAL:	I	YES	FOR	FOR

OF THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL.

TARGA RESOURCES PARTNERS LP	NGLS	87611X105	02/12/16	1	TO CONSIDER AND VOTE UPON A PROPOSAL:	I	DID NOT VOTE	DID NOT VOTE	DID NOT VOTE

TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 2, 2015, BY AND AMONG TARGA RESOURCES CORP. ("TRC"), SPARTAN MERGER SUB LLC, TARGA RESOURCES PARTNERS LP (THE "PARTNERSHIP") AND TARGA RESOURCES GP LLC, PURSUANT TO WHICH TRC WILL ACQUIRE INDIRECTLY ALL OF ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

				2	TO CONSIDER AND VOTE:	I	DID NOT VOTE	DID NOT VOTE	DID NOT VOTE

UPON, ON AN ADVISORY, NON-BINDING BASIS, THE COMPENSATION PAYMENTS THAT MAY BE PAID OR BECOME PAYABLE TO THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER, WHICH IS REFERRED TO AS THE "TRP COMPENSATION PROPOSAL."

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	04/21/16	1	DIRECTOR:	I
					WALTER R. ARNHEIM		YES	FOR	FOR
					PATRICK C. EILERS		YES	FOR	FOR

				2	AMENDMENT OF:	I	YES	FOR	FOR
LONG-TERM INCENTIVE PLAN

				3	ADVISORY RESOLUTION TO:	I	YES	FOR	FOR
APPROVE EXECUTIVE COMPENSATION

				4	RATIFICATION OF:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT AUDITOR

DCP MIDSTREAM PARTNERS, LP	DPM	23311P100	04/28/16	1	TO APPROVE:	I	YES	FOR	FOR
THE DCP MIDSTREAM PARTNERS, LP 2016 LONG-TERM INCENTIVE PLAN (THE "PLAN").

				2	TO APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE PLAN.

KINDER MIORGAN, INC.	KMI	49456B101	05/10/16	1	DIRECTOR:	I
					RICHARD D. KINDER		YES	FOR	FOR
					STEVEN J. KEAN		YES	FOR	FOR
					TED A. GARDNER		YES	FOR	FOR
					FAYEZ SAROFIM		YES	FOR	FOR
					C. PARK SHAPER		YES	FOR	FOR
					WILLIAM A. SMITH		YES	FOR	FOR
					JOEL V. STAFF		YES	FOR	FOR
					ROBERT F. VAGT		YES	FOR	FOR
					PERRY M. WAUGHTAL		YES	FOR	FOR

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016

				3	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON OUR COMPANY'S RESPONSE TO CLIMATE CHANGE

				4	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON METHANE EMISSIONS

				5	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ANNUAL SUSTAINABILITY REPORT

				6	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON DIVERSITY OF THE BOARD OF DIRECTORS

TARGA RESOURCES CORP.	TRGP	87612G101	05/17/16	1	DIRECTOR:	I
					RENE R. JOYCE		YES	FOR	FOR
					WATERS S. DAVIS, IV		YES	FOR	FOR
					CHRIS TONG		YES	FOR	FOR

				2	RATIFICATION OF:	I	YES	FOR	FOR
SELECTION OF INDEPENDENT AUDITORS.

BUCKEYE PARTNERS, L.P.	BPL	118230101	06/07/16	1	DIRECTOR:	I
					OLIVER G. RICHARD, III		YES	FOR	FOR
					CLARK C. SMITH		YES	FOR	FOR
					FRANK S. SOWINSKI		YES	FOR	FOR

				2	THE RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2016.
TRANSMONTAIGNE PARTNERS LP	TLP	89376V100	7/12/16	1	TO APPROVE:	I	YES	FOR	FOR

THE PARTNERSHIP'S 2016 LONG-TERM INCENTIVE PLAN (THE "2016 PLAN"), WHICH, AMONG OTHER THINGS, PERMITS COMMON UNITS TO BE RESERVED AND MADE AVAILABLE FOR ISSUANCE WITH RESPECT TO AWARDS UNDER THE 2016 PLAN.